Note 6 - Long-term Bank Loans (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash Deposits	$ 5,726,051		$ 5,356,922
Interest Expense, Operating and Nonoperating	$ 2,901,834	$ 3,387,607
Minimum [Member]
Debt Instrument, Covenant, Security Cover Ratio	120.00%
Maximum [Member]
Debt Instrument, Covenant, Security Cover Ratio	125.00%